Variable Interest Entities ("VIEs") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Sep. 30, 2025 USD ($)
Variable Interest Entity [Line Items]
2025	$ 19,594
2026	77,040
2027	74,173
2028	71,138
2029	68,187
2030+	$ 201,309